Filed with the U.S. Securities and Exchange Commission on November 12, 2014
1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 622	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 624	☒

(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 622 to the Advisors Series Trust’s Registration Statement on Form N-1A is being filed for the sole purpose of submitting exhibits related to the recent changes to the Orinda SkyView Multi-Manager Hedged Equity Fund and Orinda SkyView Macro Opportunities Fund.

PART C
(Orinda Funds)

OTHER INFORMATION

Item 28.  Exhibits

(a)	Agreement and Declaration of Trust dated October 3, 1996, was previously filed with the Trust’s Registration Statement on Form N-1A on December 6, 1996, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated June 27, 2002, were previously filed with Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)	Investment Advisory Agreements.

(i)
Investment Advisory Agreement (Orinda SkyView Multi-Manager Hedged Equity Fund) dated March 29, 2011, between the Trust and Orinda Asset Management, LLC was previously filed with Post-Effective Amendment No. 357 to the Registration Statement on Form N-1A on March 25, 2011, and is incorporated herein by reference.

(A)
Amendment to the Advisory Agreement (Orinda SkyView Macro Opportunities Fund) dated March 16, 2012, between the Trust and Orinda Asset Management, LLC was previously filed with Post-Effective Amendment No. 422 to the Registration Statement on Form N-1A on April 27, 2012, and is incorporated herein by reference.

(B)
Amendment to the Advisory Agreement (Orinda Income Opportunities Fund) dated June 27, 2013, between the Trust and Orinda Asset Management, LLC was previously filed with Post-Effective Amendment No. 518 to the Registration Statement on Form N-1A on June 27, 2013, and is incorporated herein by reference.

(C)
Amended Schedule A to the Advisory Agreement (Orinda SkyView Macro Opportunities Fund and Orinda SkyView Multi-Manager Hedged Equity Fund) dated September 19, 2013, between the Trust and Orinda Asset Management, LLC, was previously filed with Post-Effective Amendment No. 596 to the Registration Statement on Form N-1A on June 25, 2014, and is incorporated herein by reference.

(D)	Amended Schedule A to the Advisory Agreement dated October 20, 2014 – filed herewith.

(ii)
Investment Sub-Advisory Agreement between SkyView Investment Advisors, LLC and Orinda Asset Management, LLC (Orinda SkyView Multi-Manager Hedged Equity Fund) dated March 1, 2011, was previously filed with Post-Effective Amendment No. 357 to the Registration Statement on Form N-1A on March 25, 2011, and is incorporated herein by reference.

(A)
Amendment to the Sub-Advisory Agreement (Orinda SkyView Macro Opportunities Fund) dated March 16, 2012, between SkyView Investment Advisors, LLC and Orinda Asset Management, LLC was previously filed with Post-Effective Amendment No. 422 to the Registration Statement on Form N-1A on April 27, 2012, and is incorporated herein by reference.

(B)
Amended Schedule A to the Investment Sub-Advisory Agreement (Orinda SkyView Macro Opportunities Fund) dated September 19, 2013, was previously filed with Post-Effective Amendment No. 596 to the Registration Statement on Form N-1A on June 25, 2014, and is incorporated herein by reference.

(C)
Amended Schedule A to the Investment Sub-Advisory Agreement (Orinda SkyView Multi-Manager Hedged Equity Fund) dated September 19, 2013, was previously filed with Post-Effective Amendment No. 596 to the Registration Statement on Form N-1A on June 25, 2014, and is incorporated herein by reference.

(iii)
Investment Sub-Advisory Agreement dated March 31, 2011, between Aria Partners GP, LLC and Orinda Asset Management, LLC was previously filed with Post-Effective Amendment No. 357 to the Registration Statement on Form N-1A on March 25, 2011, and is incorporated herein by reference.

(A)
Amended Schedule A to the Investment Sub-Advisory Agreement (Orinda SkyView Multi-Manager Hedged Equity Fund) dated September 19, 2013, was previously filed with Post-Effective Amendment No. 596 to the Registration Statement on Form N-1A on June 25, 2014, and is incorporated herein by reference.

(iv)
Investment Sub-Advisory Agreement dated June 28, 2012, between Connective Capital Management, LLC and Orinda Asset Management, LLC was previously filed with Post-Effective Amendment No. 434 to the Registration Statement on Form N-1A on June 27, 2012, and is incorporated herein by reference.

(A)
Amended Schedule A to the Investment Sub-Advisory Agreement (Orinda SkyView Multi-Manager Hedged Equity Fund) dated September 19, 2013, was previously filed with Post-Effective Amendment No. 596 to the Registration Statement on Form N-1A on June 25, 2014, and is incorporated herein by reference.

(v)
Investment Sub-Advisory Agreement dated September 26, 2012, between Covenant Financial Services, LLC and Orinda Asset Management, LLC was previously filed with Post-Effective Amendment No. 517 to the Registration Statement on Form N-1A on June 26, 2013, and is incorporated herein by reference.

(A)
Amended Schedule A to the Investment Sub-Advisory Agreement (Orinda SkyView Macro Opportunities Fund) dated September 19, 2013, was previously filed with Post-Effective Amendment No. 596 to the Registration Statement on Form N-1A on June 25, 2014, and is incorporated herein by reference.

(vi)
Investment Sub-Advisory Agreement dated November 1, 2012, between Crescat Portfolio Management, LLC and Orinda Asset Management, LLC was previously filed with Post-Effective Amendment No. 517 to the Registration Statement on Form N-1A on June 26, 2013, and is incorporated herein by reference.

(A)
Amended Schedule A to the Investment Sub-Advisory Agreement (Orinda SkyView Macro Opportunities Fund) dated September 19, 2013, was previously filed with Post-Effective Amendment No. 596 to the Registration Statement on Form N-1A on June 25, 2014, and is incorporated herein by reference.

(vii)
Investment Sub-Advisory Agreement dated April 15, 2013, between Glaxis Capital Management, LLC and Orinda Asset Management, LLC was previously filed with Post-Effective Amendment No. 517 to the Registration Statement on Form N-1A on June 26, 2013, and is incorporated herein by reference.

(A)
Amended Schedule A to the Investment Sub-Advisory Agreement (Orinda SkyView Macro Opportunities Fund) dated September 19, 2013, was previously filed with Post-Effective Amendment No. 596 to the Registration Statement on Form N-1A on June 25, 2014, and is incorporated herein by reference.

(viii)
Investment Sub-Advisory Agreement dated March 31, 2011, between GRT Capital Partners, LLC and Orinda Asset Management, LLC was previously filed with Post-Effective Amendment No. 357 to the Registration Statement on Form N-1A on March 25, 2011, and is incorporated herein by reference.

(A)
Amended Schedule A to the Investment Sub-Advisory Agreement (Orinda SkyView Multi-Manager Hedged Equity Fund) dated September 19, 2013, was previously filed with Post-Effective Amendment No. 596 to the Registration Statement on Form N-1A on June 25, 2014, and is incorporated herein by reference.

(ix)
Investment Sub-Advisory Agreement dated March 31, 2011, between Weatherbie Capital, LLC (formerly M.A. Weatherbie & Co., Inc.) and Orinda Asset Management, LLC was previously filed with Post-Effective Amendment No. 357 to the Registration Statement on Form N-1A on March 25, 2011, and is incorporated herein by reference.

(A)
Amended Schedule A to the Investment Sub-Advisory Agreement (Orinda SkyView Multi-Manager Hedged Equity Fund) dated September 19, 2013, was previously filed with Post-Effective Amendment No. 596 to the Registration Statement on Form N-1A on June 25, 2014, and is incorporated herein by reference.

(x)
Investment Sub-Advisory Agreement dated March 31, 2011, between OMT Capital Management, LLC and Orinda Asset Management, LLC was previously filed with Post-Effective Amendment No. 357 to the Registration Statement on Form N-1A on March 25, 2011, and is incorporated herein by reference.

(A)
Amended Schedule A to the Investment Sub-Advisory Agreement (Orinda SkyView Multi-Manager Hedged Equity Fund) dated September 19, 2013, was previously filed with Post-Effective Amendment No. 596 to the Registration Statement on Form N-1A on June 25, 2014, and is incorporated herein by reference.

(xi)
Investment Sub-Advisory Agreement dated June 20, 2014, between Manning & Napier Advisors, LLC and Orinda Asset Management, LLC, was previously filed with Post-Effective Amendment No. 596 to the Registration Statement on Form N-1A on June 25, 2014, and is incorporated herein by reference.

(xii)	Investment Sub-Advisory Agreement dated October 20, 2014, between William Harris Investors, Inc. and Orinda Asset Management, LLC – filed herewith.

(xiii)	Investment Sub-Advisory Agreement dated October 20, 2014, between Vivaldi Asset Management, LLC and Orinda Asset Management, LLC – filed herewith.

(xiv)	Investment Sub-Advisory Agreement dated October 20, 2014, between Rothschild Investment Corporation and Orinda Asset Management, LLC – filed herewith.

(xv)	Investment Sub-Advisory Agreement dated October 20, 2014, between Brookmont Capital Management, LLC and Orinda Asset Management, LLC – filed herewith.

(e)
Distribution Agreement dated March 25, 2011, was previously filed with Post-Effective Amendment No. 357 to the Registration Statement on Form N-1A on March 25, 2011, and is incorporated herein by reference.

(i)
Amendment dated March 16, 2012, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 422 to the Registration Statement on Form N-1A on April 27, 2012, and is incorporated herein by reference.

(ii)
Amendment dated June 27, 2013, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 518 to the Registration Statement on Form N-1A on June 27, 2013, and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)
Amended and Restated Custody Agreement dated December 6, 2012, was previously filed with Post-Effective Amendment No. 474 to the Trust’s Registration Statement on Form N-1A on January 23, 2013, and is incorporated herein by reference.

(i)
Amendment dated June 27, 2013, to the Amended and Restated Custody Agreement was previously filed with Post-Effective Amendment No. 518 to the Registration Statement on Form N-1A on June 27, 2013, and is incorporated herein by reference.

(h)	Other Material Contracts

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated March 25, 2011, to the Fund Administration Servicing Agreement, was previously filed with Post-Effective Amendment No. 357 to the Registration Statement on Form N-1A on March 25, 2011, and is incorporated herein by reference.

(B)
Amendment dated March 16, 2012, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 422 to the Registration Statement on Form N-1A on April 27, 2012, and is incorporated herein by reference.

(C)
Amendment dated June 27, 2013, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 518 to the Registration Statement on Form N-1A on June 27, 2013, and is incorporated herein by reference.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(B)
Amendment dated March 25, 2011, to the Transfer Agent Servicing Agreement, was previously filed with Post-Effective Amendment No. 357 to the Registration Statement on Form N-1A on March 25, 2011, and is incorporated herein by reference.

(C)
Amendment dated March 16, 2012, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 422 to the Registration Statement on Form N-1A on April 27, 2012, and is incorporated herein by reference.

(D)
Amendment dated June 27, 2013, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 518 to the Registration Statement on Form N-1A on June 27, 2013, and is incorporated herein by reference.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated March 25, 2011, to the Fund Accounting Servicing Agreement, was previously filed with Post-Effective Amendment No. 357 to the Registration Statement on Form N-1A on March 25, 2011, and is incorporated herein by reference.

(B)
Amendment dated March 16, 2012, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 422 to the Registration Statement on Form N-1A on April 27, 2012, and is incorporated herein by reference.

(C)
Amendment dated June 27, 2013, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 518 to the Registration Statement on Form N-1A on June 27, 2013, and is incorporated herein by reference.

(iv)
Amended and Restated Operating Expenses Limitation Agreement dated September 19, 2013, was previously filed with Post-Effective Amendment No. 543 to the Trust’s Registration Statement on Form N-1A on September 26, 2013, and is incorporated herein by reference.

(A)	Amended Appendix A to the Operating Expenses Limitation Agreement date October 20, 2014 – filed herewith.

(v)	Powers of Attorney.

(A)
Power of Attorney (O’Connor, Rebhan, Redwine and Wofford) was previously filed with Post-Effective Amendment No. 275 to the Trust’s Registration Statement on Form N-1A on January 23, 2009, and is incorporated herein by reference.

(B)
Power of Attorney (Duree) dated January 29, 2014, was previously filed with the Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

(vi)
Amended and Restated Shareholder Servicing Plan dated June 27, 2013, was previously filed with Post-Effective Amendment No. 518 to the Registration Statement on Form N-1A on June 27, 2013, and is incorporated herein by reference.

(A)
Amended Schedule A, dated September 19, 2013, to the Amended and Restated Shareholder Servicing Plan, was previously filed with Post-Effective Amendment No. 543 to the Trust’s Registration Statement on Form N-1A on September 26, 2013, and is incorporated herein by reference.

(i)	Legal Opinion

(i)
Legal Opinion (Orinda SkyView Multi-Manager Hedged Equity Fund) was previously filed with Post-Effective Amendment No. 357 to the Registration Statement on Form N-1A on March 25, 2011, and is incorporated herein by reference.

(ii)
Legal Opinion (Orinda SkyView Macro Opportunities Fund) was previously filed with Post-Effective Amendment No. 422 to the Registration Statement on Form N-1A on April 27, 2012, and is incorporated herein by reference.

(iii)
Legal Opinion (Orinda Income Opportunities Fund) was previously filed with Post-Effective Amendment No. 518 to the Registration Statement on Form N-1A on June 27, 2013, and is incorporated herein by reference.

(j)	Other Opinions and Consents

(i)	Consent of Independent Registered Public Accounting Firm – to be filed by amendment.

(k)	Omitted Financial Statements – not applicable.

(l)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)
Amended and Restated Rule 12b-1 Plan dated September 19, 2013, was previously filed with Post-Effective Amendment No. 543 to the Trust’s Registration Statement on Form N-1A on September 26, 2013, and is incorporated herein by reference.

(n)
Amended and Restated Rule 18f-3 Plan, dated September 19, 2013, was previously filed with Post-Effective Amendment No. 543 to the Trust’s Registration Statement on Form N-1A on September 26, 2013, and is incorporated herein by reference.

(o)	Reserved.

(p)	Codes of Ethics.

(i)
Code of Ethics to the Registrant dated March 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

(ii)	Code of Ethics for the Adviser dated June 30, 2014 – filed herewith.

(iii)
Code of Ethics for Access Persons of Quasar Distributors, LLC dated March 17, 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

(iv)
Code of Ethics applicable to the Sub-Adviser (Aria) dated October 5, 2004, was previously filed with Post-Effective Amendment No. 357 to the Registration Statement on Form N-1A on March 25, 2011, and is incorporated herein by reference.

(v)
Code of Ethics applicable to the Sub-Adviser (Connective) dated May 17, 2012, was previously filed with Post-Effective Amendment No. 434 to the Registration Statement on Form N-1A on June 27, 2012, and is incorporated herein by reference.

(vi)
Code of Ethics applicable to the Sub-Adviser (Covenant) dated August, 2012, was previously filed with Post-Effective Amendment No. 517 to the Registration Statement on Form N-1A on June 26, 2013, and is incorporated herein by reference.

(vii)
Code of Ethics applicable to the Sub-Adviser (Crescat) dated November 11, 2011, was previously filed with Post-Effective Amendment No. 422 to the Registration Statement on Form N-1A on April 27, 2012, and is incorporated herein by reference.

(viii)
Code of Ethics applicable to the Sub-Adviser (Glaxis) dated February 22, 2013, was previously filed with Post-Effective Amendment No. 517 to the Registration Statement on Form N-1A on June 26, 2013, and is incorporated herein by reference.

(ix)
Code of Ethics applicable to the Sub-Adviser (GRT) dated March, 2011, was previously filed with Post-Effective Amendment No. 357 to the Registration Statement on Form N-1A on March 25, 2011, and is incorporated herein by reference.

(x)
Code of Ethics applicable to the Sub-Adviser (Weatherbie Capital) dated March 31, 2011, was previously filed with Post-Effective Amendment No. 357 to the Registration Statement on Form N-1A on March 25, 2011, and is incorporated herein by reference.

(xi)
Code of Ethics applicable to the Sub-Adviser (OMT) was previously filed with Post-Effective Amendment No. 357 to the Registration Statement on Form N-1A on March 25, 2011, and is incorporated herein by reference.

(xii)
Code of Ethics for Sub-Advisor (SkyView Investment Advisors, LLC) dated December, 2013, was previously filed with Post-Effective Amendment No. 596 to the Registration Statement on Form N-1A on June 25, 2014, and is incorporated herein by reference.

(xiii)
Code of Ethics for Sub-Advisor (Manning and Napier) dated July 1, 2013, was previously filed with Post-Effective Amendment No. 596 to the Registration Statement on Form N-1A on June 25, 2014, and is incorporated herein by reference.

(xiv)	Code of Ethics for Sub-Advisor (Williams Harris) dated October, 2014 – filed herewith.

(xv)	Code of Ethics for Sub-Advisor (Vivaldi) dated September, 2014 – filed herewith.

(xvi)	Code of Ethics for Sub-Advisor (Rothschild) dated May 23, 2014 – filed herewith.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Adviser.

With respect to the Adviser (Orinda Asset Management, LLC), the response to this Item will be incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-72126), dated July 16, 2014.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to the Sub-Adviser (SkyView Investment Advisors, LLC), the response to this Item will be incorporated by reference to the Sub-Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-72128), dated March 4, 2014.  The Sub-Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to the Sub-Adviser (Manning & Napier Advisors, LLC), the response to this Item is incorporated by reference to the Sub-Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-10733), dated May 23, 2014.  The Sub-Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to the Sub-Adviser (Aria Partners GP, LLC), the response to this Item is incorporated by reference to the Sub-Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-60797), dated March 11, 2014.  The Sub-Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to the Sub-Adviser (Connective Capital Management, LLC), the response to this Item is incorporated by reference to the Sub-Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801- 74339), dated July 8, 2014.  The Sub-Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to the Sub-Adviser (Covenant Financial Services, LLC), the response to this Item is incorporated by reference to the Sub-Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801- 67969), dated October 9, 2014.  The Sub-Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to the Sub-Adviser (Crescat Portfolio Management, LLC), the response to this Item is incorporated by reference to the Sub-Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-69008), dated March 26, 2014.  The Sub-Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to the Sub-Adviser (Glaxis Capital Management, LLC), the response to this Item is incorporated by reference to the Sub-Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-63933), dated March 28, 2014.  The Sub-Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to the Sub-Adviser (GRT Capital Partners, LLC), the response to this Item is incorporated by reference to the Sub-Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-62286), dated March 27, 2014.  The Sub-Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to the Sub-Adviser (Weatherbie Capital, LLC, formerly, M.A. Weatherbie & Co., Inc.), the response to this Item is incorporated by reference to the Sub-Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-50672), dated March 31, 2014.  The Sub-Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to the Sub-Adviser (OMT Capital Management, LLC), the response to this Item is incorporated by reference to the Sub-Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-60466), dated March 31, 2014.  The Sub-Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to the Sub-Adviser (William Harris Inventors, Inc.), the response to this Item is incorporated by reference to the Sub-Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-29805), dated March 27, 2014.  The Sub-Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to the Sub-Adviser (Vivaldi Asset Management, LLC), the response to this Item is incorporated by reference to the Sub-Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-78504), dated March 13, 2014.  The Sub-Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to the Sub-Adviser (Brookmont Capital Management, LLC), the response to this Item is incorporated by reference to the Sub-Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-68533), dated March 10, 2014.  The Sub-Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to the Sub-Adviser (Rothschild Investment Corporation), the response to this Item is incorporated by reference to the Sub-Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-7395), dated October 29, 2014.  The Sub-Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Kirr Marbach Partners Funds, Inc.
Aegis Funds	Litman Gregory Funds Trust
Allied Asset Advisors Funds	LKCM Funds
Alpine Equity Trust	LoCorr Investment Trust
Alpine Income Trust	Loeb King Trust
Alpine Series Trust	Lord Asset Management Trust
Appleton Funds	MainGate Trust
Barrett Opportunity Fund, Inc.	Managed Portfolio Series
Brandes Investment Trust	Matrix Advisors Value Fund, Inc.
Bridge Builder Trust	Merger Fund
Bridges Investment Fund, Inc.	Monetta Trust
Brookfield Investment Funds	Nicholas Family of Funds, Inc.
Brown Advisory Funds	Permanent Portfolio Family of Funds, Inc.
Buffalo Funds	Perritt Funds, Inc.
Capital Guardian Funds Trust	PRIMECAP Odyssey Funds

Compass EMP Funds Trust	Professionally Managed Portfolios
DoubleLine Funds Trust	Prospector Funds, Inc.
ETF Series Solutions	Provident Mutual Funds, Inc.
Evermore Funds Trust	Purisima Funds
FactorShares Trust	Rainier Investment Management Mutual Funds
First American Funds, Inc.	RBC Funds Trust
First American Investment Funds, Inc.	SCS Financial Funds
First American Strategy Funds, Inc.	Stone Ridge Trust
FundX Investment Trust	Thompson IM Funds, Inc.
Glenmede Fund, Inc.	TIFF Investment Program, Inc.
Glenmede Portfolios	Trust for Professional Managers
Greenspring Fund, Inc.	Trust for Advised Portfolios
Guinness Atkinson Funds	USA Mutuals
Harding Loevner Funds, Inc.	USFS Funds Trust
Hennessy Funds Trust	Wall Street Fund, Inc.
Hotchkis & Wiley Funds	Westchester Capital Funds
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	WY Funds
Jacob Funds, Inc.	YCG Funds

        (b)   To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

        (c)   Not applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Adviser	Orinda Asset Management, LLC 4 Orinda Way, Suite 100B Orinda, CA 94563
Registrant’s Sub-Adviser (SkyView)	SkyView Investment Advisors, LLC 595 Shrewsbury Avenue, Suite 203 Shrewsbury, NJ 07702
Registrant’s Sub-Adviser (Manning & Napier)	Manning & Napier Advisors, LLC 290 Woodcliff Dr. Fairport, NY 14450
Registrant’s Sub-Adviser (Aria)	Aria Partners GP, LLC 11150 Santa Monica Boulevard, Suite 700 Los Angeles, CA 90025
Registrant’s Sub-Adviser (Connective)	Connective Capital Management, LLC 385 Homer Avenue Palo Alto, CA 94301
Registrant’s Sub-Adviser (Covenant)	Covenant Financial Services, LLC 210 Park Avenue, Suite 3000 Oklahoma City, OK 73102
Registrant’s Sub-Adviser (Crescat)	Crescat Portfolio Management, LLC 1560 Broadway, Suite 2270 Denver, CO 80202
Registrant’s Sub-Adviser (Glaxis)	Glaxis Capital Management, LLC 443 John Ringling Boulevard, Suite G Sarasota, FL 34236
Registrant’s Sub-Adviser (GRT)	GRT Capital Partners, LLC One Liberty Square, Floor 11 Boston, MA 02109
Registrant’s Sub-Adviser (Weatherbie Capital, LLC, formerly, M.A. Weatherbie & Co., Inc.)	Weatherbie Capital, LLC Formerly, M.A. Weatherbie & Co., Inc., 265 Franklin Street, Suite 1601 Boston, MA 02110
Registrant’s Sub-Adviser (OMT)	OMT Capital Management, LLC One Montgomery Street, Suite 3300 San Francisco, CA 94104

Records Relating to:	Are located at:
Registrant’s Sub-Adviser (William Harris)	William Harris Investor, Inc. 191 N Wacker Drive, Suite 1500 Chicago, IL 60606-1899
Registrant’s Sub-Adviser (Vivaldi)	Vivaldi Asset Management, LLC 1622 Willow Road, Suite 101, Northfield, IL 60093
Registrant’s Sub-Adviser (Brookmont)	Brookmont Capital Management, LLC 2000 McKinney Avenue, Suite 1230 Dallas, TX 75201
Registrant’s Sub-Adviser (Rothschild)	Rothschild Investment Corporation 311 South Wacker Drive, Suite 6500, Chicago, IL 60606
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, WI 53202

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

Not Applicable.

SIGNATURES

        Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 622 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act and the Registrant has duly caused this Post-Effective Amendment No. 622 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 12th day of November, 2014.

Advisors Series Trust

By:  /s/ Douglas G. Hess
Douglas G. Hess
President

        Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 622 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Gail S. Duree*	Trustee	November 12, 2014
Gail S Duree

Donald E. O’Connor*	Trustee	November 12, 2014
Donald E. O’Connor

George Rebhan*	Trustee	November 12, 2014
George Rebhan

George T. Wofford*	Trustee	November 12, 2014
George T. Wofford

Joe D. Redwine*	Trustee, Chairman and	November 12, 2014
Joe D. Redwine	Chief Executive Officer

/s/ Cheryl L. King	Treasurer and	November 12, 2014
Cheryl L. King	Principal Financial Officer

/s/ Douglas G. Hess	President and	November 12, 2014
Douglas G. Hess	Principal Executive Officer

*By: /s/ Douglas G. Hess		November 12, 2014
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Amended Schedule A to the Investment Advisory Agreement	EX.99.d.(i).(D)
Amended Schedule A to the Sub-Advisory Agreement (William Harris)	EX.99.d.(xii)
Amended Schedule A to the Sub-Advisory Agreement (Vivaldi)	EX.99.d.(xiii)
Amended Schedule A to the Sub-Advisory Agreement (Rothschild)	EX.99.d.(xiv)
Amended Schedule A to the Sub-Advisory Agreement (Brookmont)	EX.99.d.(xv)
Amended Appendix A to the Operating Expenses Limitation Agreement	EX.99.(iv).(A)
Code of Ethics for Adviser	EX.99.p.(ii)
Code of Ethics for Sub-Advisor (William Harris)	EX.99.p.(xiv)
Code of Ethics for Sub-Advisor(Vivaldi)	EX.99.p.(xv)
Code of Ethics for Sub-Advisor (Rothschild)	EX.99. p.(xvi)